Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000088935 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088935 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088935 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088935 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088935 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088935 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088935 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088935 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088935 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088935 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088935 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088935 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088935 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088935 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088935 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088935 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088935 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088935 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088935 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088935 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088935 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088935 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088935 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088935 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088935 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088935 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088935 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000088936 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088936 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088936 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088936 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088936 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088936 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088936 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088936 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088936 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088936 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088936 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088936 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088936 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088936 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088936 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088936 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088936 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088936 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088936 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088936 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088936 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088936 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088936 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088936 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088936 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088936 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088936 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000088937 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088937 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088937 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088937 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088937 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088937 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088937 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088937 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088937 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088937 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088937 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088937 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088937 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088937 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088937 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088937 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088937 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088937 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088937 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088937 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088937 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088937 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088937 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088937 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088937 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088937 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088937 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000088938 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088938 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088938 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088938 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088938 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088938 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088938 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088938 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088938 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088938 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088938 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088938 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088938 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088938 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088938 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088938 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088938 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088938 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088938 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088938 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088938 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088938 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088938 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088938 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088938 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088938 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088938 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000088939 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088939 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088939 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088939 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088939 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088939 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088939 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088939 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088939 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088939 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088939 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088939 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088939 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088939 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088939 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088939 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088939 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088939 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088939 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088939 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088939 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088939 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088939 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088939 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088939 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088939 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088939 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000088940 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088940 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088940 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088940 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088940 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088940 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088940 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088940 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088940 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088940 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088940 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088940 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088940 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088940 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088940 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088940 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088940 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088940 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088940 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088940 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088940 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088940 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088940 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088940 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088940 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088940 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088940 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000088941 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088941 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088941 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088941 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088941 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088941 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088941 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088941 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088941 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088941 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088941 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088941 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088941 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088941 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088941 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088941 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088941 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088941 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088941 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088941 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088941 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088941 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088941 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088941 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088941 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088941 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088941 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000088942 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000088942 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000088942 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000088942 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000088942 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000088942 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000088942 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000088942 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000088942 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000088942 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088942 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088942 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088942 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000088942 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088942 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000088942 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000088942 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088942 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000088942 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000088942 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000088942 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000088942 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000088942 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000088942 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000088942 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000088942 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000088942 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%
C000120923 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.60%
C000120923 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	22.90%
C000120923 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	25.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	25.70%
C000120923 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.20%
C000120923 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000120923 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.10%
C000120923 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000120923 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	46.50%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	38.20%
C000120923 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.00%
C000120923 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000120923 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000120923 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000120923 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.10%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	1.20%
C000120923 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000120923 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.80%
C000120923 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	136.90%
Percent of Total Short Exposure	(8.30%)
Percent of Net Long Exposure	128.60%
C000120923 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000120923 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000120923 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	88.30%
Percent of Total Short Exposure	(118.10%)
Percent of Net Short Exposure	(29.80%)
C000120923 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000120923 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.10%
C000120923 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	22.40%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	21.00%
C000120923 [Member] | Non U S Government Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	(5.90%)
Percent of Net Long Exposure	36.50%
C000120923 [Member] | Emerging Markets Bonds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	24.20%
C000120923 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.00%
C000120923 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.30%
C000120923 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	(1.10%)
Percent of Net Long Exposure	6.70%